UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4066

Cash Assets Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 3/31/10

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS

ANNUAL
REPORT

March 31, 2010

Pacific
Capital Funds®
Of
Cash Assets Trust

Pacific Capital Cash Assets Trust

Pacific Capital Tax-Free
Cash Assets Trust

Pacific Capital U.S. Government
Securities Cash Assets Trust

A cash management investment

Pacific Capital Funds® Of Cash Assets Trust Annual Report

May, 2010

Dear Investor:

     We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2010.

The enclosed Annual Report includes the three series of Cash Assets Trust (the “Trust”): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust, (together, the “Funds”,) each of which has two classes of shares, Original Shares and Service Shares. As investors in the Trust, you know that your Trust was specifically created to meet the short-term investment needs of Hawaii investors and others.

********************************************

Your Investment

     Safety of principal remains the first and foremost goal in the eyes of your Board of Trustees, Investment Adviser (the “Adviser”) and Administrator when managing your cash reserves. As such, the Trust’s investment management team continues to carefully follow economic developments, financial markets and interest rate movements for each of the Trust’s portfolios.

     While we have a cautiously optimistic outlook on the economy, the Trust’s emphasis remains on selecting what we believe to be quality investments. At the time of this writing, however, the historically low Federal Funds rate continues to contribute to lower yields. We believe that the Federal Funds rate will increase to some extent at some point during the coming year.

The Economy

     This past fiscal year saw the U.S. economy continue to be weighed down by low spending levels of consumers and businesses; historically high unemployment, home foreclosures, and bank losses; and tight credit.

     Real Gross Domestic Product (“GDP”) decreased for 2009. Yet, it shrank only slightly in the second quarter of 2009 and rose in the third and fourth quarters. At the time of this writing, GDP for the first quarter of 2010 has not been released, but is also anticipated to have increased.

     Thus, we believe a slow recovery appears to be firmly taking root in the U.S. economy. The nation’s longest recession in the post World War II period and also the first world wide recession during that time seem to have finally ended. Consumer confidence and spending appear to be on the upswing and business spending is increasing. Credit seems to be easing somewhat.

NOT A PART OF THE ANNUAL REPORT

     Nonetheless, the economy is sending some mixed signals. While home foreclosures remain high and may even be leveling off, some claim that they could move higher still. Many banks have returned to strong profitability yet others continue to fail. The possibility of inflation on the near term horizon is a cause of concern for some but not others. Unemployment remains stubbornly high and is not expected to abate any time soon.

Government Response

Money Market Fund Reforms Adopted By the U.S. Securities and Exchange Commission (the “SEC”)

     The SEC recently adopted a number of new rules for money market funds in order to protect investors in light of the financial crisis from which the country appears to be slowly emerging. They are intended to address three general areas of reform: tightening risk-limiting restrictions on money market funds, increasing disclosure requirements, and addressing operational considerations. Key features include improved liquidity of money market funds, higher credit quality, shorter maturity limits and monthly web site postings of portfolio holdings. The rules take effect this month and will have a staggered compliance schedule for the various components.

Actions Taken By the Adviser and the Administrator

     The Adviser and the Administrator continue to take action to maintain a positive yield for shareholders of the Funds. Specifically, a) the Adviser and Administrator have waived, and may continue to waive, portions of their management fees for the Funds; and b) payments of certain fees under each of the Funds’ Distribution Plans for Service Shares have been, and may continue to be, reduced or waived.

     As previously reported, while there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that for the benefit of the shareholders, they intend to continue to take reasonably practicable steps to maintain a positive yield for the shareholders of each of the Funds.

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently seek to do our best to merit your continued level of trust.

Sincerely,
Diana P. Herrmann Vice Chair and President	Lacy B. Herrmann Founder and Chairman Emeritus

NOT A PART OF THE ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Pacific Capital Funds of Cash Assets Trust:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Pacific Capital Funds of Cash Assets Trust (the “Trust”) (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the “Funds”), as of March 31, 2010 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2010

PACIFIC CAPITAL
CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010

Principal
Amount	U.S. Government and Agency Obligations (65.8%)	Value

	U.S. Treasury Bill (16.8%)
$50,000,000	0.13%, 05/20/10	$49,991,493

	Federal Home Loan Mortgage Corporation (27.9%)
25,000,000	0.12%, 04/27/10	24,997,834
9,000,000	0.14%, 05/10/10	8,998,635
15,000,000	0.15%, 05/11/10	14,997,500
10,000,000	0.21%, 07/06/10	9,994,533
24,000,000	0.20%, 08/04/10	23,983,333
		82,971,835

	Federal National Mortgage Association (21.1%)
12,000,000	0.11%, 04/26/10	11,999,083
20,000,000	0.14%, 05/03/10	19,997,511
13,000,000	0.14%, 05/26/10	12,997,120
8,000,000	0.17%, 06/02/10	7,997,589
10,000,000	0.17%, 07/06/10	9,995,467
		62,986,770
	Total U.S. Government and Agency Obligations	195,950,098
	Commercial Paper (9.7%)
15,000,000	Chicago Midway International Airport Taxable
	Commercial Paper, 0.28%, 04/07/10	15,000,000
14,000,000	Municipal Electric Authority of Georgia Taxable
	Commercial Paper, 0.35%, 07/01/10	14,000,000
	Total Commercial Paper	29,000,000
	FDIC Guaranteed Securities (4.7%)
8,500,000	Bank of America TLGP, 0.46%, 12/23/10 (A)	8,500,000
3,000,000	General Electric Capital Corp. TLGP, 0.30%, 07/08/10 (A)	3,000,000
2,500,000	SunTrust Bank Note, 0.91%, 12/16/10 (A)	2,501,762
	Total FDIC Guaranteed Securities	14,001,762
	Municipal Securities (5.0%)
5,000,000	Chicago, IL, Board of Education, Refunding, VRDO,
	0.28%, 03/01/35	5,000,000
6,290,000	New York, NY City Housing Development Corp. Multifamily Mortgage Revenue Taxable - Via Verde Apartments, VRDO,
	0.25%, 01/01/16	6,290,000

PACIFIC CAPITAL
CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

Principal
Amount	Municipal Securities (continued)		Value

$3,730,000	New York, NY City Housing Development Corp. Coop Housing Mortgage Revenue Taxable - Via Verde Apartments, VRDO,
	0.25%, 01/01/16		$3,730,000
	Total Municipal Securities		15,020,000
	Repurchase Agreement (14.8%)
43,989,000	Bank of America, 0.01%, 04/01/10
	(Proceeds of $43,989,012 to be received at maturity,
	Collateral: $43,343,000 U.S. Treasury Notes 2.375%
	due 02/28/15; the collateral fair value
	plus interest receivable equals $43,154,847)		43,989,000
	Total Investments (Amortized Cost $297,960,860*) .	100.0%	297,960,860
	Liabilities in excess of other assets	0.0	(12,508)
	NET ASSETS	100.0%	$297,948,352

(A)	Variable interest rate - subject to periodic change.
*	Cost for Federal income tax and financial reporting purposes is identical.

Abbreviations:
FDIC -	Federal Deposit Insurance Corp.
TLGP -	Temporary Liquidity Guarantee Program
VRDO -	Variable Rate Demand Obligations. VRDOs are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

Percent of
Portfolio Distribution	Investments
U. S. Government and Agency Obligations	65.8%
Commercial Paper	9.7
FDIC Guaranteed Securities	4.7
Municipal Securities	5.0
Repurchase Agreement	14.8
100.0%

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (103.9%)	(unaudited)	Value
	Phoenix, AZ, Prerefunded to 07/01/10
$1,000,000	@ 100, 5.250%, 07/01/20	Prerefunded	$1,012,612
	Tucson, AZ Industrial Development Authority
425,000	FNMA Insured VRDO*, 0.300%, 07/15/31	VMIG1	425,000
	Bay Area, CA Toll Authority Toll Bridge Revenue
5,000,000	A-2, VRDO*, 0.290%, 04/01/47	VMIG1/A-1	5,000,000
	California State, Prerefunded to 12/01/10
4,000,000	@ 100, NPFG Insured, 5.250%, 12/01/25	Prerefunded	4,129,800
	California State Economic Recovery, Series B
	Prerefunded to 07/01/23
3,000,000	@ 100, 5.000%, 07/01/23	Prerefunded	3,035,826
	Golden State, CA TOB Securitization Corp.,
	Tender Option Bond Settlement Enhanced-Asset
	Backed, Series B, Prerefunded to 06/01/10
2,000,000	@ 100, 5.600%, 06/01/28	Prerefunded	2,017,678
	Colorado Department of Transportation Revenue,
	Anticipation Notes, Prerefunded to 06/15/10
5,000,000	@100 1/2 AMBAC Insured, 6.000%, 06/15/14	Prerefunded	5,083,487
	Colorado Educational & Cultural Facilities Authority
	Revenue Bond - Boulder Country Day School,
1,135,000	VRDO*, 0.380%, 09/01/24	NR/AAA	1,135,000
	Colorado Educational & Cultural Facilities Authority
	Revenue Bond - National Jewish Federation
1,400,000	Series D4 VRDO*, 0.300%, 05/01/38	VMIG1**	1,400,000
	Connecticut State Special Tax, AGMC Insured VRDO*
5,500,000	0.320%, 12/01/10	VMIG1/A-1	5,500,000
	District of Columbia Revenue American Geophysical
2,080,000	Union, VRDO*, 0.400%, 09/01/23	Aaa/NR	2,080,000
	Orange County, FL Housing Financial Authority,
	Post Apartment Homes, FNMA Insured VRDO*
1,800,000	0.290%, 06/01/25	NR/A-1+	1,800,000
	Hawaii Pacific Health Wilcox Memorial Hospital
	Special Purpose Radian Insured VRDO*,
11,000,000	0.300%, 07/01/33	Aaa/AAA	11,000,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Hawaii State, Series BZ,	Escrowed
$500,000	6.000%, 10/01/10	to Maturity	$514,097
	Hawaii State, Series CU, Prerefunded to 10/01/10,
1,600,000	@ 100 NPFG Insured, 5.250%, 10/01/20	Prerefunded	1,640,024
	Hawaii State, Series CW, NPFG FGIC Insured,
750,000	5.500%, 08/01/10	Aa2/AA	762,962
	Hawaii State, Series CZ,	Escrowed
500,000	AGMC Insured, 5.250%, 07/01/10	to Maturity	506,275
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Bond (Palama Meat
	Company) Series A, Wells Fargo Insured,
6,500,000	AMT VRDO*, 0.450%, 10/31/29	NR/A-1+	6,500,000
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Refunding Queens
	Health System, Series B, Bank of America,
14,210,000	Insured VRDO*, 0.270%, 07/01/29	VMIG1/A+	14,210,000
	Hawaii State Highway Revenue, Prerefunded to
	07/01/10 @ 100 AGMC Insured,
1,100,000	5.500%, 07/01/20	Prerefunded	1,114,412
	Hawaii State Housing & Community Development
	Corp., Multi Family, Sunset Villas, Prerefunded to
	07/20/10 @102, GNMA Collateralized, 5.750%,
780,000	01/20/36	Prerefunded	807,522
	Hawaii State Housing Finance & Development Corp.,
	Multi Family, Lokahi Kau, FHLMC Insured VRDO*
2,300,000	0.300%, 12/01/41	Aaa/NR	2,300,000
	Honolulu, HI, Series A,	Escrowed
900,000	5.750%, 04/01/10	to Maturity	900,000
	Chicago, IL, Series A Prerefunded to 07/01/10
1,500,000	@ 101, FGIC Insured, 6.750%, 01/01/35	Prerefunded	1,539,125
	Chicago, IL, Project & Refunding, Series C,
	Prerefunded to 07/01/10 @ 101 FGIC Insured,
1,090,000	5.500%, 01/01/19	Prerefunded	1,115,251

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Illinois Financial Authority Revenue University
$600,000	Chicago Med, VRDO*, 0.280%, 08/01/43	Aaa/AAA	$600,000
	Peoria County, IL, Community Unit School District
	No. 323 Prerefunded to 04/01/10 @100
1,000,000	AGMC Insured, 6.000%, 04/01/20	Prerefunded	1,000,000
	Springfield Electric Revenue SR Lien, Prerefunded
	to 03/01/11 @ 101, NPFG Insured,
1,000,000	5.500%, 03/01/15	Prerefunded	1,056,860
	Indiana Financial Authority Health System Revenue,
	Sisters St. Francis Health, VRDO*, 0.320%,
2,000,000	09/01/48	Aaa/NR	2,000,000
	Breckenridge County, KY Lease Program Revenue
2,900,000	VRDO*, 0.270%, 02/01/31	VMIG1/NR	2,900,000
	Kentucky Economic Development Finance Authority
	Revenue, Catholic Health Initiatives, Prerefunded
2,000,000	to 06/01/10 @101, 5.750%, 12/01/15	Prerefunded	2,037,525
	University of Kentucky Revenue Cons Educational,
	Series Q, Prerefunded to 05/01/10 @100
4,545,000	FGIC Insured, 5.250%, 05/0120	Prerefunded	4,563,482
	Massachusetts State Construction Loan, Series B
1,000,000	Prerefunded to 06/01/10 @100, 5.70%, 06/01/19	Prerefunded	1,009,080
	Plymouth, MA, Prerefunded to 10/15/10 @ 101,
1,920,000	NPFG Insured, 5.750%, 10/15/11	Prerefunded	1,996,709
	Michigan Municipal Bond Authority Revenue Clean
	Water Revolving Fund, Prerefunded 10/01/10
1,990,000	@101, 5.500%, 10/01/20	Prerefunded	2,061,632
	Bloomington, MN, Bristol Apartments Multi-Family
	Revenue Bond FNMA Insured, VRDO*
3,000,000	0.360%, 11/15/32	VMIG1**	3,000,000
	Inver Grove Heights, MN Senior Housing Revenue
1,495,000	FNMA Insured VRDO*, 0.300%, 05/15/35	VMIG1**	1,495,000
	Minneapolis, MN Revenue Guthrie Theater Project
500,000	Series A, VRDO*, 0.280%, 10/01/23	Aa2/NR	500,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Minnesota Agricultural & Economic Development
	Board Revenue Refunding, Essential Health,
	Series C, AGMC Insured, VRDO*,
$3,500,000	0.320%, 02/15/20	NR/AAA	$3,500,000
	Oak Park Heights, MN, VSSA Boutwells Landing
	Multi-Family Revenue Bond, FHLMC Insured
6,245,000	VRDO*, 0.300%, 11/01/35	VMIG1**	6,245,000
	Plymouth, MN Parkside II Multi-Family Housing
1,395,000	FNMA Insured VRDO*, 0.300%, 04/15/33	VMIG1**	1,395,000
	St. Louis Park, MN, Parkshore Campus Multi-Family
	Revenue Bond, FHLMC Insured, VRDO*
4,000,000	0.300%, 08/01/34	VMIG1**	4,000,000
	St. Paul, MN Housing & Redevelopment Authority,
	Multi Family Housing, Highland Ridge Project,
2,000,000	FHLMC Insured VRDO*, 0.300%, 10/01/33	Aaa/NR	2,000,000
	Kansas City, MO Industrial Development Authority
	Multi-Family - Gatehouse Apartments Project
1,260,000	FNMA Insured VRDO*, 0.300%, 11/15/26	VMIG1**	1,260,000
	Kansas City, MO Industrial Development Authority
	Revenue Bond, (Ewing Marion Kaufman
10,260,000	Foundation) VRDO*, 0.320%, 04/01/27	NR/AAA	10,260,000
	Mississippi State Capital Improvement,
	Prerefunded to 11/01/10 @ 100, 5.250%,
1,000,000	11/01/17	Prerefunded	1,028,129
	Missouri State Development Financial Board Lease
180,000	Revenue Bond VRDO*, 0.320%, 06/01/33	VMIG1/NR	180,000
	Missouri State Health & Educational Facilities
	Authority Rockhurst University VRDO*,
800,000	0.320%, 11/01/32	NR/A+	800,000
	Missouri State Health & Educational Facilities
	Authority, Educational Facilities Revenue Bond,
	Southwest Baptist University VRDO*,
2,630,000	0.320% 10/01/33	NR/A-1+	2,630,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Missouri State Health & Educational Facilities
	Authority, Educational Facilities Revenue Bond,
	St. Louis University, SPA, US Bank NA VRDO*,
$2,020,000	0.270% 07/01/32	VMIG1/NR	$2,020,000
	New Jersey Economic Development Authority,
	Retirement Community RE Seabrook Village,
	Series A, Prerefunded to 11/15/10 @ 101,
2,600,000	8.250%, 11/15/30	Prerefunded	2,753,036
	New Jersey Environmental Infrastructure,
	Prerefunded to 09/01/10 @ 101, 5.000%,
1,000,000	09/01/13	Prerefunded	1,029,650
	New Jersey State Educational Facilities Authority
	Revenue Higher Ed Capital Improvement,
	NPFG-IBC, Prerefunded to 09/01/10 @ 100,
1,480,000	5.000%, 09/01/15	Prerefunded	1,508,775
	Trenton, NJ, Parking Authority Revenue,
	Prerefunded to 04/01/10 @100 FGIC Insured
3,000,000	VRDO*, 6.100%, 04/01/26	Prerefunded	3,000,000
	New York State Dormitory Authority Revenue for
	Future I Mental Health Services Facilities
	Improvement, Prerefunded to 08/15/10 @ 100
3,500,000	AGM Insured, 5.250%, 08/15/30	Prerefunded	3,562,665
	New York State Housing - Liberty Street, FHLMC
1,070,000	Insured VRDO*, 0.280%, 05/01/35	VMIG1**	1,070,000
	North Carolina Capital Facilities Finance Agency
	(Thompson's Children Home) VRDO*
1,000,000	0.450%, 12/01/20	F1+***	1,000,000
	North Carolina Medical Catholic Health East VRDO*
1,900,000	0.260%, 11/15/28	VMIG1/A-1+	1,900,000
	Union County, NC, Enterprise System, AGMC Insured
5,385,000	VRDO*, 0.280%, 06/01/21	Aa3/AAA	5,385,000
	Grand Forks, ND, Health Care System Revenue Altru
	Health System Obligation Group, Prerefunded
1,000,000	to 08/15/10 @ 101, 7.125%, 08/15/24	Prerefunded	1,034,186

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Hamilton County, OH, Hospital Facilities Revenue,
	Children’s Hospital Medical Center, VRDO*,
$2,050,000	0.310%, 05/15/37	Aa1/NR	$2,050,000
	Montgomery County, OH, Revenue Refunding,	Escrowed
2,000,000	Catholic Health Initiatives, 5.375%, 09/01/10	to Maturity	2,043,395
	Oklahoma City Airport Trust, Junior Lien,
	27th Series, Series A, Prerefunded to 07/01/10
2,575,000	@ 100 AGMC Insured, 5.125%, 07/01/20	Prerefunded	2,606,683
	Oklahoma Development Finance Authority
	Revenue Refunding, Integris, AGMC Insured,
1,000,000	VRDO*, 0.280%, 08/15/33	VMIG1**	1,000,000
	Salem, OR Hospital Revenue Refunding &
2,355,000	Improvement, VRDO*, 0.300%, 09/01/35	Aa1/NR	2,355,000
	Oregon State Facilities Authority Revenue
5,000,000	Peacehealth VRDO*, 0.230%, 05/01/47	A-1+**/F1+***	5,000,000
	Allegheny County, PA, Hospital Development
	Authority Revenue, Series B, Refunding, West
	Penn, Allegheny Health System, Prerefunded
6,000,000	to 11/15/10 @ 102, 9.250%, 11/15/22	Prerefunded	6,458,016
	Emmaus, PA General Authority VRDO*
1,200,000	0.320%, 03/01/24	NR/A-1+	1,200,000
	Luzerne County, Series A, AGMC Insured,
3,880,000	VRDO*, 0.330%, 11/15/26	Aa3/AAA	3,880,000
3,000,000	Pennsylvania State, 2.000%, 02/15/11	Aa1/AA	3,046,168
	Pittsburgh, PA, Public Parking Authority,
	Prerefunded to 06/01/10 @ 100 AMBAC
1,015,000	Insured, 5.550%, 12/01/12	Prerefunded	1,023,866
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Special Series A, Special Obligations,
	Prerefunded to 10/01/10 @ 101, 4.750%
750,000	10/01/12	Prerefunded	774,170
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Special Series A, Special Obligations,
	Prerefunded to 10/01/10 @ 101, 5.500%
2,750,000	10/01/19	Prerefunded	2,849,432

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Special Series A, Special Obligations,
	Prerefunded to 10/01/10 @ 101, 5.500%
$4,000,000	10/01/32	Prerefunded	$4,144,124
	Puerto Rico Electric Power Authority Revenue,
	Prerefunded to 07/01/10 @101, AGMC Insured
2,000,000	5.625%, 07/01/19	Prerefunded	2,046,858
	Puerto Rico Electric Power Authority Revenue,
	Series HH, Prerefunded to 07/01/10 @101,
2,160,000	AGMC Insured, 5.250%, 07/01/29	Prerefunded	2,209,118
	Providence, RI, Redevelopment Agency Revenue
	Public Safety & Municipal Buildings, Series A ,
	Prerefunded 04/01/10 @101, AMBAC Insured,
5,000,000	5.750%, 04/01/29	Prerefunded	5,050,000
	South Dakota State & Educational Facilities Authority
	Revenue (Regional Health) VRDO*
3,000,000	0.320%, 09/01/27	Aaa/NR	3,000,000
	Putnam County, TN, Prerefunded to 04/01/10
1,000,000	@ 100 FGIC Insured, 5.875%, 04/01/14	Prerefunded	1,000,000
	Shelby County, TN Health Educational &
	Housing Facilities Board Revenue, Methodist
	Le Bonheur, Series B, Refunding, AGMC
4,000,000	Insured, VRDO*, 0.310%, 06/01/42	Aa3/AAA	4,000,000
	Bexar County, TX, Housing Financial Corp., Multi-
	Family Housing Revenue, Northwest Trails
	Apartments, FNMA Insured VRDO*
1,800,000	0.300%, 12/15/34	Aaa/NR	1,800,000
	Harris County, TX Cultural Educational Facilities
	Finance Corp., Special Facilities, Refunding,
1,870,000	Texas Medical Center, VRDO*, 0.290%, 09/01/31	Aaa/AAA	1,870,000
	New Braunfels, TX, Independent School District,
	Prerefunded to 02/01/11 @ 100, Texas
	Permanent School Fund Guarantee Program,
1,800,000	Insured, 5.000%, 02/01/20	Prerefunded	1,870,451

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010
		Moody’s/
		S&P Ratings or
Principal		Prerefunded††
Amount	Municipal Securities (continued)	(unaudited)	Value
	Virginia State, Public School Authority, Series B,
	Prerefunded to 08/01/10 @ 100,
$2,000,000	5.000%, 08/01/18	Prerefunded	$2,051,460
	Washington State Housing Finance Commission, Northwest School Project, VRDO*, 0.430%,
2,210,000	06/01/32	VMIG1**	2,210,000
	Monona Grove, WI, School District, Prerefunded
5,350,000	05/01/10 @ 100 FGIC Insured, 5.850%, 05/01/18	Prerefunded	5,372,833
	Wisconsin State, Series A Prerefunded 05/01/10
8,635,000	@100, 5.600%, 05/01/16	Prerefunded	8,670,311
	Brooke Pleasants, WV Tyler Wetzel Counties,	Escrowed
1,000,000	Series A, 7.400%, 08/15/10	to Maturity	1,026,525
	Total Investments (Amortized Cost $237,919,210†)	103.9%	237,919,210
	Liabilities in excess of other assets	(3.9)	(8,925,643)
	NET ASSETS	100.0%	$228,993,567

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
**	Moody’s rating
***	Fitch rating
****	S&P rating
†	Cost for Federal income tax and financial reporting purposes is identical.
††	Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

	Percent of		Percent of		Percent of
	Portfolio		Portfolio		Portfolio
Arizona	0.6%	Michigan	0.9%	Pennsylvania	6.6%
California	6.0	Minnesota	9.3	Puerto Rico	5.1
Colorado	3.2	Mississippi	0.4	Rhode Island	2.1
Connecticut	2.3	Missouri	7.2	South Dakota	1.3
District of Columbia	0.9	New Jersey	3.5	Tennessee	2.1
Florida	0.8	New York	1.9	Texas	2.3
Hawaii	16.9	North Carolina	3.5	Virginia	0.9
Illinois	2.2	North Dakota	0.4	Washington	0.9
Indiana	0.8	Ohio	2.7	Wisconsin	5.9
Kentucky	4.0	Oklahoma	1.5	West Virginia	0.4
Massachusetts	1.3	Oregon	2.1		100.0%

Portfolio Abbreviations

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT – Alternative Minimum Tax
FGIC – Financial Guaranty Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Morgage Association

GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR – Not Rated
SPA – Standby Bond Purchase Agreement
TOB - Tender Option Bond
VRDO – Variable Rate Demand Obligation

Note: National Public Finance Guarantee (NPFG) was formerly known as National-re and Assured Guaranty Municipal Corp. (AGMC) was formerly known as Financial Security Assurance Inc. (FSA) or Assured Guaranty Corp.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
Principal
Amount	U.S. Government and Agency Obligations (78.8%)	Value

	U.S, Treasury Bill (14.0%)
$116,000,000	0.13%, 05/20/10	$115,979,937
	Federal Home Loan Mortgage Corporation (39.3%)
90,000,000	0.12%, 04/27/10	89,992,344
22,000,000	0.14%, 05/10/10	21,996,663
50,000,000	0.15%, 05/11/10	49,991,667
43,617,000	0.14%, 06/01/10	43,606,284
40,000,000	0.15%, 06/22/10	39,985,878
30,000,000	0.19%, 07/06/10	29,984,480
50,000,000	0.20%, 08/04/10	49,965,278
		325,522,594
	Federal National Mortgage Association (25.5%)
36,000,000	0.11%, 04/26/10	35,997,250
58,000,000	0.14%, 05/03/10	57,992,782
50,000,000	0.14%, 05/07/10	49,993,000
19,000,000	0.15%, 05/26/10	18,995,791
18,000,000	0.18%, 06/02/10	17,994,575
30,000,000	0.17%, 07/06/10	29,986,400
		210,959,798
	Total U.S. Government and Agency Obligations	652,462,329

	FDIC Guaranteed Securities (4.9%)
	Bank of America TLGP
21,500,000	0.46%, 12/23/10 (A)	21,500,000
	General Electric TLGP
7,000,000	0.30%, 07/08/10 (A)	7,000,000
	Keycorp
5,000,000	0.91%, 12/15/10 (A)	5,001,610
	Suntrust Bank FDIC
7,500,000	0.91%, 12/16/10 (A)	7,505,285
		41,006,895

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010
Principal
Amount	Repurchase Agreement (16.3%)		Value

$134,861,000	Bank of America 0.01%, 04/01/10
	(Proceeds of $134,861,037 to be received at maturity,
	Collateral: $132,881,000 U.S. Treasury Notes
	2.375% due 02/28/15; the collateral fair
	value plus interest receivable equals $132,304,159)		$134,861,000
	Total Investments (Amortized Cost $828,330,224*) .	100.0%	828,330,224
	Liabilities in excess of other assets	0.0	(91,459)
	NET ASSETS	100.0%	$828,238,765

*	Cost for Federal income tax and financial reporting purposes is identical.
(A)	Variable interest rate - subject to periodic change.

	Abbreviations: FDIC – Federal Deposit Insurance Corp. TLGP – Temporary Liquidity Guarantee Program

Percent of
Portfolio Distribution	Portfolio
U.S. Government and Agency Obligations	78.8%
FDIC Guaranteed Securities	4.9
Repurchase Agreement	16.3
100.0%

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2010

	Cash	Tax-Free	Government
	Fund	Fund	Fund
ASSETS:
Investments at value and amortized cost (note 2)	$297,960,860	$237,919,210	$828,330,224
Cash	894	32,501	341
Interest receivable	20,500	1,945,752	12,450
Other assets	15,197	12,214	35,174
Total Assets	297,997,451	239,909,677	828,378,189

LIABILITIES:
Payable for investment securities purchased	-	10,867,200	-
Adviser and Administrator fees payable	12,028	29,338	51,599
Dividends payable	5,037	2,472	2,381
Distribution fees payable	2,708	1,399	-
Accrued expenses	29,326	15,701	85,444
Total Liabilities	49,099	10,916,110	139,424

NET ASSETS	$297,948,352	$228,993,567	$828,238,765
NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number
of shares, par value $0.01 per share	$2,979,344	$2,289,914	$8,282,891
Additional paid-in capital	294,968,233	226,703,633	820,075,474
Undistributed net investment income	-	20	-
Accumulated net realized gain (loss) on investments	775	-	(119,600)
	$297,948,352	$228,993,567	$828,238,765
SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Net Assets	$241,141,178	$186,168,054	$589,629,106
Shares outstanding	241,368,182	186,167,982	589,659,344
Net asset value per share	$1.00	$1.00	$1.00
Service Shares Class:
Net Assets	$56,807,174	$42,825,513	$238,609,659
Shares outstanding	56,566,185	42,823,382	238,629,774
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2010

	Cash	Tax-Free	Government
	Fund	Fund	Fund
Investment Income:

Interest income	$1,620,879	$1,272,564	$1,785,474
Expenses:
Investment Adviser fees (note 3)	1,385,047	900,081	2,700,522
Administrator fees (note 3)	358,687	231,638	592,797
Distribution fees (note 3)	224,278	136,982	653,613
Treasury Guarantee Program (note 9)	129,114	56,269	59,259
Trustees’ fees and expenses	104,540	87,457	210,309
Legal fees (note 3)	68,071	35,391	141,982
Insurance	37,264	24,513	93,633
Fund accounting fees	32,851	32,268	34,532
Registration fees and dues	21,642	32,845	93,239
Shareholders’ reports	18,783	10,942	30,692
Auditing and tax fees	16,992	16,084	17,163
Transfer and shareholder servicing agent fees	13,152	12,612	12,444
Custodian fees (note 5)	5,898	19,119	5,532
Chief Compliance Officer (note 3)	4,404	4,404	4,404
Miscellaneous	16,625	14,894	43,498
Total expenses	2,437,348	1,615,499	4,693,619
Advisory fees waived (note 3)	(706,135)	(373,775)	(2,123,953)
Administrative fees waived (note 3)	(183,200)	(96,342)	(466,234)
Distribution fees waived (note 3)	(158,881)	(94,538)	(568,415)
Expenses paid indirectly (note 5)	–	(256)	–
Net expenses	1,389,132	1,050,588	1,535,017
Net investment income	231,747	221,976	250,457
Net realized gain (loss) from securities transactions	1,125	–	6,968
Net change in net assets resulting from operations	$232,872	$221,976	$257,425

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash Fund		Tax-Free Fund		Government Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$231,747	$7,073,809	$221,976	$3,916,945	$250,457	$16,155,662
Net realized gain (loss)
from securities transactions	1,125	272,310	–	48,127	6,968	(128,439)
Net change in net assets
resulting from operations	232,872	7,346,119	221,976	3,965,072	257,425	16,027,223

Dividends to shareholders from:
Net investment income:
Original Shares	(215,692)	(5,234,452)	(211,227)	(3,080,560)	(227,709)	(8,441,617)
Service Shares	(16,055)	(1,839,357)	(10,749)	(846,721)	(22,748)	(7,714,045)
Total dividends to shareholders
from net investment income	(231,747)	(7,073,809)	(221,976)	(3,927,281)	(250,457)	(16,155,662)

Short-term Capital Gains:
Original Shares	(213,001)	–	(38,836)	–	–	–
Service Shares	(60,839)	–	(9,288)	–	–	–
Total dividends to shareholders
from short-term capital gains	(273,840)	–	(48,124)	–	–	–

Total Dividends	(505,587)	(7,073,809)	(270,100)	(3,927,281)	(250,457)	(16,155,662)

Capital Share Transactions
(at $1.00 per share):
Proceeds from shares sold:
Original Shares	374,763,577	586,094,563	206,020,786	297,423,045	1,019,407,438	1,048,227,518
Service Shares	281,980,881	661,761,287	58,073,963	84,233,267	1,428,570,829	1,910,256,960
	656,744,458	1,247,855,850	264,094,749	381,656,312	2,447,978,267	2,958,484,478

Reinvested dividends:
Original Shares	3,472	54,292	1,260	16,421	516	49,069
Service Shares	76,938	1,839,320	20,036	846,669	22,746	7,714,011
	80,410	1,893,612	21,296	863,090	23,262	7,763,080

Cost of shares redeemed:
Original Shares	(466,473,172)	(576,550,258)	(287,608,415)	(254,794,881)	(1,054,639,183)	(1,231,324,372)
Service Shares	(353,733,410)	(676,405,429)	(85,741,134)	(85,614,774)	(1,514,872,022)	(2,691,525,231)
	(820,206,582)	(1,252,955,687)	(373,349,549)	(340,409,655)	(2,569,511,205)	(3,922,849,603)
Change in net assets
from capital share transactions	(163,381,714)	(3,206,225)	(109,233,504)	42,109,747	(121,509,676)	(956,602,045)
Total change in net assets	(163,654,429)	(2,933,915)	(109,281,628)	42,147,538	(121,502,708)	(956,730,484)

NET ASSETS:
Beginning of period	461,602,781	464,536,696	338,275,195	296,127,657	949,741,473	1,906,471,957
End of period	$297,948,352	$461,602,781	$228,993,567	$338,275,195	$828,238,765	$949,741,473

Includes undistributed
net investment income of:	$–	$–	$20	$–	$–	$–

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

1. Organization

     Cash Assets Trust (the “Trust”) was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company.

     The Trust consists of the following three investment portfolios (each referred to individually as a “Fund” and collectively as the “Funds”): Pacific Capital Cash Assets Trust (”Cash Fund”) (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (”Tax-Free Fund”) (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (”Goverment Fund”) (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust’s Distribution Plan.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Each Fund’s portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b)
Fair Value Measurements: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly of indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments (details of which can be found in the schedules of investments) used to value the Funds’ net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
	Cash Fund	Tax-Free Fund	Government Fund
Level 1 – Quoted Prices	$–	$–	$–
Level 2 – Other Significant Observable
Inputs - Short-term
Instruments+	297,960,860	237,919,210	828,330,224
Level 3 – Significant Unobservable
Inputs	–	–	–
Total	$297,960,860	$237,919,210	$828,330,224

+ See schedule of investments for additional detailed categorizations.

c)
Subsequent events: In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Trust’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in 2a above.

e)
Determination of net asset value: The net asset value per share for each class of each Fund’s shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

f)
Multiple class allocations: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

g)
Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in each of the Trust’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

h)
Repurchase agreements: It is each Fund’s policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the “loan” (repurchase agreements being defined as “loans” in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

i)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

j)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the net asset value per share. There were no reclassifications for the year ended March 31, 2010.

k)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact such requirements will have on the Trust’s financial statement disclosures.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds’ investments and provides various services. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

Cash Fund – On net assets up to $400 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount at the annual rate of 0.364% and 0.086%, respectively.

Tax-Free Fund – On net assets up to $300 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount at the annual rate of 0.285% and 0.065%, respectively.

Government Fund – On net assets up to $1,900 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount at the annual rate of 0.295% and 0.055%, respectively.

     During the year ended March 31, 2010, the Adviser and the Administrator took action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, the Adviser and the Administrator have waived and may continue to waive management fees. Additionally, distribution and service fees have been waived (see note 3b below). While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the Funds. Details of the waivers during the period are as follows:

	Advisory	Administrative	Distribution	Total Fees
Fund	Fees Waived	Fees Waived	Fees Waived (note 3b)	Waived
Cash Fund	$706,135	$183,200	$158,881	$1,048,216
Tax-Free Fund	373,775	96,342	94,538	564,655
Government Fund	2,123,953	466,234	568,415	3,158,602

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the 1940 Act.

b) Distribution and Service Fees:

     Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to “Designated Payees” – broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with Aquila Distributors, Inc. (the “Distributor”) and which have rendered assistance in the distribution and/or retention of the respective Fund’s Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund’s Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. For the year ended March 31, 2010, the fees incurred pursuant to the Plan were as follows: the Cash Fund incurred fees of $224,278 of which $158,881 was waived; the Tax-Free Fund incurred fees of $136,982 of which $94,538 was waived; and the Government Fund incurred fees of $653,613 of which $568,415 was waived. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of each Fund’s shares. No compensation or fees are paid to the Distributor for such share distribution.

c) Other Related Party Transactions:

     For the year ended March 31, 2010, the following amounts were incurred for legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund’s ongoing operations: Cash Fund $67,989; Tax-Free Fund $35,331; Government Fund $141,814. The Secretary of the Trust is Of Counsel to that firm.

4. Guarantees of Certain Commercial Paper

     Various banks and other institutions issue irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. Expenses

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

6. Portfolio Orientation

     Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

7. Income Tax Information and Distributions

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder’s option.

     In the Government Fund as of March 31, 2010, there was a capital loss carryforward of $145,624, which will expire in 2018.

     The tax character of distributions during fiscal 2010 and 2009 were as follows:

	Cash Fund		Tax-Free Fund		Government Fund
	2010	2009	2010	2009	2010	2009
Ordinary income	$505,587	$7,073,809	$48,124	$–	$250,457	$16,155,662
Net tax-exempt income	–	–	221,976	3,927,281	–	–
Capital gain	–	–	–	–	–	–
Total	$505,587	$7,073,809	$270,100	$3,927,281	$250,457	$16,155,662

     As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Tax-Free	Government
	Cash Fund	Fund	Fund
Undistributed ordinary income	$5,812	$–	$28,405
Undistributed tax exempt income	–	2,492	–
Accumulated net realized loss
on investments	–	–	(145,624)
	$5,812	$2,492	$(117,219)

8. Ongoing Development Related to the Tax-Free Fund

Since December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal bond insurance companies forced the rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty Municipal Corp. (formerly FSA) and National Public Finance (formerly MBIA) are now deemed to be investment grade. Some insurance companies have had their ratings withdrawn by the rating agencies. A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

9. Treasury Guarantee Program

     In September 2008, the U. S. Treasury established a Temporary Money Market Funds Guarantee Program (the “Program”). The Program was intended to add stability to the financial markets and to reassure money market fund investors by protecting the value of those shares of participating money market funds regulated by the Securities and Exchange Commission’s Rule 2a-7 as of the close of business on September 19, 2008. The initial three-month phase of the Program through December 18, 2008 cost 0.01% of the net asset value of participating funds on September 19, 2008.

     The U.S. Treasury extended its Program twice, the final phase of which expired at the close of business on September 18, 2009. Each of the two extensions cost 0.015% of the net asset value of the participating Funds on September 19, 2008.

     The Funds viewed the Program as helpful in bringing additional stability to the credit markets of which money market funds are a critical component. Accordingly, the Board of Trustees of the Trust unanimously approved participation in the Program. All three Funds were covered under the Program through April 30, 2009. The Cash Fund and the Tax-Free Fund were additionally covered through September 18, 2009. Since it invests primarily in agencies and direct obligations of the U.S. Government, it was determined that the Government Fund would not participate in the final phase of the Program.

     Costs to participate in each of the phases of the Program were borne by the participating Funds.

PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES					SERVICE SHARES
	Year Ended March 31,					Year Ended March 31,
	2010	2009	2008	2007	2006	2010		2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income†	0.001	0.014	0.043	0.046	0.032	0.000	a	0.012	0.040	0.044	0.029
Net realized gain on securities	0.001	—	—	—	—	0.001		—	—	—	—
Total from investment operations	0.002	0.014	0.043	0.046	0.032	0.001		0.012	0.040	0.044	0.029
Less distributions:
Dividends from net investment income	(0.001)	(0.014)	(0.043)	(0.046)	(0.032)	(0.000	) a	(0.012)	(0.040)	(0.044)	(0.029)
Distributions from net realized gains	(0.001)	—	—	—	—	(0.001)		—	—	—	—
Total income and capital distributions	(0.002)	(0.014)	(0.043)	(0.046)	(0.032)	(0.001)		(0.012)	(0.040)	(0.044)	(0.029)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.16%	1.42%	4.35%	4.75%	3.20%	0.10%		1.18%	4.09%	4.49%	2.94%
Ratios/supplemental data
Net assets, end of period (in millions)	$241	$333	$323	$287	$286	$57		$129	$141	$166	$169
Ratio of expenses to average net assets	0.37%	0.57%	0.57%	0.57%	0.58%	0.48%		0.82%	0.82%	0.82%	0.83%
Ratio of net investment income to
average net assets	0.08%	1.39%	4.23%	4.65%	3.09%	0.02%		1.20%	3.98%	4.40%	2.91%
The expense and net investment income ratios without the effect of the 2010 voluntary waivers of a portion of Advisory, Administration and distribution fees and 2009 contractual caps were (note 3):
Ratio of expenses to average net assets	0.63%	0.57%	††	††	††	0.88%		0.82%	††	††	††
Ratio of net investment income to
average net assets	(0.18)%	1.39%	††	††	††	(0.39)%		1.20%	††	††	††
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.37%#	0.57%#	0.56%	0.57%	0.58%	0.48	%#	0.82%#	0.81%	0.81%	0.83%

__________
a	Amount represents less than $.001 per share.
†	Per share amounts have been calculated using the daily average shares method.
††	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
#	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES						SERVICE SHARES
	Year Ended March 31,						Year Ended March 31,
	2010		2009	2008	2007	2006	2010		2009	2008	2007	2006
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income †	0.001		0.013	0.029	0.030	0.022	0.000	a	0.011	0.026	0.028	0.019
Net realized gain on securities	0.000	a	—	—	—	—	0.000	a	—	—	—	—
Total from investment operations	0.001		0.013	0.029	0.030	0.022	0.000	a	0.011	0.026	0.028	0.019
Less distributions:
Dividends from net investment income	(0.001)		(0.013)	(0.029)	(0.030)	(0.022)	(0.000	) a	(0.011)	(0.026)	(0.028)	(0.019)
Distributions from net realized gains	0.000	a	—	—	—	—	0.000	a	—	—	—	—
Total income and capital gains distributions	(0.001)		(0.013)	(0.029)	(0.030)	(0.022)	(0.000	) a	(0.011)	(0.026)	(0.028)	(0.019)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.11%		1.35%	2.90%	3.09%	2.21%	0.04%		1.10%	2.64%	2.83%	1.96%
Ratios/supplemental data
Net assets, end of period (in millions)	$186		$268	$225	$171	$133	$43		$70	$71	$88	$93
Ratio of expenses to average net assets	0.35%		0.48%	0.47%	0.50%	0.50%	0.44%		0.73%	0.72%	0.75%	0.75%
Ratio of net investment income to
average net assets	0.09%		1.28%	2.80%	3.04%	2.20%	0.02%		1.10%	2.55%	2.78%	1.94%
The expense and net investment income ratios without the effect of the 2010 voluntary waiver of a portion of Adviser, Administrator and distribution fees were (note 3):
Ratio of expenses to average net assets	0.52%		0.49%	††	††	††	0.77%		0.74%	††	††	††
Ratio of net investment income to
average net assets	(0.08)%		1.27%	††	††	††	(0.31)%		1.09%	††	††	††
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.35	%#	0.48%#	0.47%	0.49%	0.50%	0.44	%#	0.73%#	0.72%	0.75%	0.75%

__________
a	Amount represents less than $.001 per share.
†	Per share amounts have been calculated using the daily average shares method.
††	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
#	Net of fees waivers.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES						SERVICE SHARES
	Year Ended March 31,						Year Ended March 31,
	2010		2009	2008	2007	2006	2010		2009	2008	2007	2006
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income†	0.000	a	0.010	0.042	0.047	0.032	0.000	a	0.008	0.040	0.045	0.030
Less distributions:
Dividends from net investment income	(0.000	) a	(0.010)	(0.042)	(0.047)	(0.032)	(0.000	) a	(0.008)	(0.040)	(0.045)	(0.030)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.04%		1.03%	4.30%	4.80%	3.25%	0.01%		0.84%	4.04%	4.54%	3.00%
Ratios/supplemental data
Net assets, end of period (in millions)	$590		$625	$808	$685	$429	$238		$325	$1,099	$1,079	$887
Ratio of expenses to average net assets	0.18%		0.43%	0.43%	0.44%	0.45%	0.21%		0.64%	0.68%	0.69%	0.70%
Ratio of net investment income to
average net assets	0.04%		1.06%	4.18%	4.72%	3.25%	0.01%		1.00%	3.93%	4.46%	3.02%
The expense and net investment income ratios without the effect of the 2010 voluntary waiver of a portion of Adviser, Administrator and distribution fees and 2009 contractual caps were (note 3):
Ratio of expenses to average net assets	0.49%		0.47%	††	††	††	0.74%		0.71%	††	††	††
Ratio of net investment income to
average net assets	(0.28)%		1.03%	††	††	††	(0.52)%		0.92%	††	††	††
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.18	%#	0.43%#	0.43%	0.44%	0.45%	0.21	%#	0.64%#	0.68%	0.69%	0.70%

__________
a	Amount represents less than $.001 per share.
†	Per share amounts have been calculated using the daily average shares method.
††	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
#	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees and Officers(1) (2)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustee(7)

Diana P. Herrmann New York, NY (02/25/58)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 2004 More than 20 years of experience in mutual fund management
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(8) and parent of Aquila Investment Management LLC, Administrator since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Non-interested Trustees

Theodore T. Mason Hastings-on-Hudson, NY (11/24/35)	Chair of the Board of Trustees since 2004 and Trustee since 1984 Knowledgeable about operation and management of mutual funds
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (Treasurer, 2004-2009, President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., since 2000.
			9	Formerly Trustee, Premier VIT

Thomas W. Courtney Sewickley, PA (08/17/33)	Trustee since 1984 Experienced in finance and mutual fund governance	President, Courtney Associates, Inc., a venture capital firm, since 1988.	4
Formerly: Chairman of the Board of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap and, Oppenheimer Rochester Group of Funds; Chairman of the Board of Premier VIT; and Trustee, Tax-Free Trust of Arizona.

	Positions
	Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Stanley W. Hong Honolulu, HI (04/05/36)	Trustee since 1993 Experienced business executive with knowledge of local government and mutual fund governance	President, Waste Management of Hawaii, Inc. and Corporate Vice President – Hawaii Area for Waste Management, Inc., 2001-2005; Trustee, The King William Charles Lunalilo Trust Estate since 2001; President and Chief Executive Officer, The Chamber of Commerce of Hawaii, 1996-2001; Regent, Chaminade University of Honolulu since 1991; Trustee, the Nature Conservancy of Hawaii since 1998; Trustee, Child and Family Service since 2005; Director, The East West Center Foundation since 2006; and St. Louis School since 2007; and a director of other corporate and community organizations.	4	Formerly Trustee, Pacific Capital Funds®, which includes 12 bond and stock funds; First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Riggs Distributing Co.

Richard L. Humphreys Kaneohe, HI (10/06/43)	Trustee since 2009 Experienced in banking and finance	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002. Formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and E.V.P., Bank of Hawaii.	4	Trustee, Pacific Capital Funds®, which includes 12 bond and stock funds; Board of Directors, Bishop Museum; Board of Directors, Friends of the Cancer Research Center

Bert A. Kobayashi, Jr. Honolulu, HI (04/22/70)	Trustee since 2009 Experienced in local government affairs and real estate	President and Chief Executive Officer, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) since 2003; interested in a number of other real estate companies in Hawaii.	4	Hawaiian Electric Company, Inc.

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Glenn P. O’Flaherty Denver, CO (08/03/58)	Trustee since 2009 Knowledgeable about financial markets and operation of mutual funds	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, February-December 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President –Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	6	None

Russell K. Okata Honolulu, HI (03/22/44)	Trustee since 1993 Experienced in local government affairs and mutual fund governance	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; director of various civic and charitable organizations.	5	Trustee, Pacific Capital Funds®, which includes 12 bond and stock funds; past Chair of the Royal State Group (insurance)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)
Other Individuals

Chairman Emeritus(9)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2004, Trustee, 1984-2004, and Chairman of the Board of Trustees, 1984-2003
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Executive Vice President and Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

John M. Herndon New York, NY (12/17/39)	Vice President since 1990 and Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Administrator or its predecessor and current parent since 1990.
			N/A	N/A

Sherri Foster Lahaina, HI (07/27/50)	Vice President since 1997
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President since 1997 and formerly Assistant Vice President of the three Aquila Money-Market Funds; Vice President, Aquila Rocky Mountain Equity Fund since 2006; Registered Representative of the Distributor since 1985.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Administrator and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999- 2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1984
Of Counsel to Butzel Long, a professional corporation, counsel to the Trust, since 2010 and previously Shareholder since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The Positionheld is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIIA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.	N/A	N/A

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A

__________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC’s internet site at www.sec.gov.
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.
(3) The mailing address of each Trustee and officer is c/o Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(4) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.
(5) These are the qualifications, attributes or skills on which it was concluded that service as Trustee is appropriate.
(6) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(7) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.
(8) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 6, are called the “Aquila Group of Funds.”
(9) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2010
		Beginning	Ending	Expenses
	Actual	Account	Account	Paid During
	Total Return(1)	Value	Value	the Period(2)
Cash Fund
Original Shares	0.10%	$1,000.00	$1,001.00	$1.09
Service Shares	0.09%	$1,000.00	$1,000.90	$1.28
Tax-Free Fund
Original Shares	0.04%	$1,000.00	$1,000.40	$1.33
Service Shares	0.02%	$1,000.00	$1,000.20	$1.50
Government Fund
Original Shares	0.01%	$1,000.00	$1,000.10	$0.56
Service Shares	0.00%	$1,000.00	$1,000.00	$0.62

(1)	Assumes reinvestment of all dividends. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.22% and 0.26%, respectively, for Cash Fund Original Shares and Service Shares, 0.27% and 0.30%, respectively, for Tax-Free Fund Original Shares and Service Shares, and 0.11% and 0.12%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Six months ended March 31, 2010
	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period
Cash Fund
Original Shares	5.00%	$1,000.00	$1,023.84	$1.10
Service Shares	5.00%	$1,000.00	$1,023.65	$1.29
Tax-Free Fund
Original Shares	5.00%	$1,000.00	$1,023.60	$1.34
Service Shares	5.00%	$1,000.00	$1,023.43	$1.52
Government Fund
Original Shares	5.00%	$1,000.00	$1,024.38	$0.56
Service Shares	5.00%	$1,000.00	$1,024.31	$0.63

(1)
Expenses are equal to the annualized expense ratio of 0.22% and 0.26%, respectively, for Cash Fund Original Shares and Service Shares, 0.27% and 0.30%, respectively, for Tax-Free Fund Original Shares and Service Shares, and 0.11% and 0.12%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Federal Tax Status of Distributors (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2010, $221,976 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

     In accordance with current IRS requirements, prior to February 15, 2010, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2009 calendar year.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings for each fund, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holding schedule for each fund for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio for each fund other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

PRIVACY NOTICES (unaudited)

Pacific Capital Funds of Cash Assets Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

Investment Adviser
Asset Management Group of Bank of Hawaii
P.O. Box 3170 • Honolulu, HI 96802

Administrator
Aquila Investment Management LLC
380 Madison Avenue • New York, NY 10017

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Founder and Chairman Emeritus
Lacy B. Herrmann

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
Sherri Foster, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue • New York, NY 10017

Transfer and Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street • Pawtucket, RI 02860

Custodian
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway • Columbus, OH 43240

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street • Philadelphia, PA 19103

Further information is contained in the Prospectus which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2010 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert.  Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of each portfolio of the Registrant's annual financial statements were:

	2008	2009
Pacific Capital Trust	$13,600	$14,300
Pacific Capital Tax-Free Trust	$13,600	$14,300
Pacific Capital US Govt. Sec. Trust	$13,600	$14,300

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees – Each portfolio of the Registrant was billed by the  principal accountant for return preparation and tax compliance as  follows:

	2008	2009
Pacific Capital Trust	$1,600	$1,700
Pacific Capital Tax-Free Trust	$1,600	$1,700
Pacific Capital US Govt. Sec. Trust	$1,600	$1,700

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 906 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer
June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2010

CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 906 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.